Interest income and expenses, and similar accounts (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Interest income and expenses and similar accounts [Abstract]
Summary of Information about Interest Income (Expense)
(a)	This caption is comprised of the following:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loan portfolio	5,353,991	4,207,420	3,274,402
Impact from the modification of contractual cash flows due to the loan rescheduling schemes (*)	(29,404)	41,110	120,193
Interest on investments at fair value through other comprehensive income	1,208,823	1,202,788	928,660

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Interest on due from banks and inter-bank funds	367,167	175,401	46,273
Interest on investments at amortized cost	172,602	161,966	130,326
Dividends on financial instruments, Note 5(e) and (f)	42,779	78,928	101,736
Others	4,453	3,689	4,035

Total	7,120,411	5,871,302	4,605,625

Interest and similar expenses
Interest and fees on deposits and obligations	(1,662,139)	(863,335)	(334,212)
Interest and fees on obligations with financial institutions	(474,362)	(234,842)	(156,490)
Interest on bonds, notes and other obligations	(311,665)	(418,821)	(433,774)
Deposit insurance fund fees	(81,171)	(77,920)	(70,670)
Interest on lease payments, Note 8(e)	(5,562)	(9,283)	(14,004)
Others	(57,467)	(57,488)	(48,787)

Total	(2,592,366)	(1,661,689)	(1,057,937)

(*)
For rescheduled loans, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. During 2023, 2022 and 2021, interest was
recorded according to the rescheduled term for approximately S/9,246,000, S/22,930,000 and S/96,627,000, respectively. Likewise, as result of the rescheduling of loans under the
“Reactiva Peru” program, expenses for approximately S/38,650,000, and income for approximately S/18,180,000 and S/23,566,000, respectively; were recorded.

Summary of Interest Income and Expenses Calculated Using Effective Interest Rate
(b)	The amounts shown in paragraph (a) above, include interest income and expenses calculated using the effective interest rate (EIR), which are related to the following items:

	2023	2022	2021
	S/(000)	S/(000)	S/(000)
Financial assets measured at amortized cost	5,864,356	4,585,897	3,571,194
Financial assets measured at fair value through other comprehensive income	1,208,823	1,202,788	928,660

Total interest from financial assets calculated at EIR	7,073,179	5,788,685	4,499,854

Financial liabilities measured at amortized cost	2,453,728	1,526,281	938,480